INCOME TAXES - Foreign subsidiaries, outside income statement and non-current tax assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes
Deferred tax liability	$ 376	$ 331
Current and deferred taxes			$ 348
Current tax charge	6		345
Deferred tax (charge) benefit	102		(3)
Capital gain tax			428
Current tax charge recognized directly in equity			350
Deferred tax charge related to cash flow hedge movements recognized directly in equity	0	5	$ 5
Current and non-current income tax assets	258	194
Russian, Algerian and Pakistan
Income taxes
Deferred tax liability	116	73
Foreign subsidiaries outside Netherlands
Income taxes
Undistributed earnings of VEON's foreign subsidiaries	6,833	$ 8,495
Deferred tax liability	$ 0